Options Plans	12 Months Ended
Dec. 31, 2017
Options Plans [abstract]
OPTIONS PLANS
NOTE 15 -	OPTIONS PLANS

a.	Options plan adopted by the Company and its subsidiaries:

1.	On October 13, 2016, the Company’s general meeting adopted option plan to the Company’s executive Chairmen of the board (“The Chairman”). According to the plan, the Chairman was granted options exercisable into 38,445 ordinary shares, no par value, of the Company, constituting approximately 0.4% of the Company’s issued and outstanding share capital on a fully diluted basis. The exercise price of the options is equal to NIS 13.426 per share. The option term is for 5 years and it will be vested equally over a period of 3 years.

2.	Elbit Medical plan:

	Year ended December 31
	2017		2016
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		(NIS)		(NIS)

Balance at the beginning of the year	158,592,747	0.14	140,035,935	0.14
Granted (1)	500,000	0.13	22,298,912	0.10
Forfeited	(104,685,257)	0.13	(3,742,100)	0.40
Exercised	(36,670,449)	0.13	-	-

Balance at the end of the year	17,737,041	0.11	158,592,747	0.11

Options exercisable at the year end	2,371,100	0.13	136,293,835	0.13

3.	Includes 8,199,275 options granted to the Company’s Chairman of the Board on October 13, 2016 for a period of 5 years and an exercise price of NIS 0.106 per option. The options will be vested equally over a period of 3 years.

b.	Options plan adopted by PC:

Over the years, the PC has adopted few option plans over its shares. The below table summarized the significant terms in respect of PC’s option plans as for December 31, 2017

	Number of options	Max exercisable number of shares	average exercise price	Vested as of December 31, 2017	average contractual life	Option granted to key personnel

PC’s plan	235,520	356,781	GBP 43	253,520	5.06 years	30,000